JPMorgan Short Duration Core Plus Fund Average Annual Total Returns - A C I Shares [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
BLOOMBERG US AGGREGATE INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
BLOOMBERG 1-5 YEAR GOVERNMENT/CREDIT INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	6.11%	1.56%	2.17%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	4.31%	1.67%	3.33%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	5.05%	1.64%	3.15%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	6.94%	2.40%	3.83%
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	5.10%	1.08%	2.44%
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	4.08%	1.25%	2.34%